GuidePath Absolute Return Allocation Fund
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 97.5%	Shares	Value
Alternative Funds - 68.1%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (a)	99,534	$3,081,573
abrdn Physical Silver Shares ETF (b)	83,843	5,671,141
AltShares Merger Arbitrage ETF (a) (c)	245,455	7,135,377
AQR Equity Market Neutral Fund - Class I	1,427,556	17,830,168
AQR Managed Futures Strategy Fund - Class I	1,620,830	15,511,340
AQR Risk-Balanced Commodities Fund - Class I	470,208	4,358,826
BlackRock Global Equity Market Neutral Fund - Class Institutional	1,221,858	17,826,903
BlackRock Systematic Multi-Strategy Fund - Class Institutional	839,187	8,719,156
BlackRock Tactical Opportunities Fund - Class Institutional (b)	1,100,210	17,394,318
Campbell Systematic Macro Fund - Class I	1,128,998	10,567,424
Catalyst/Millburn Hedge Strategy Fund - Class I (b)	258,927	10,489,150
First Trust Alternative Absolute Return Strategy ETF (a) (c)	339,688	9,205,545
Grayscale Bitcoin Mini Trust ETF (b)	188,481	7,299,869
Harbor Commodity All Weather Strategy ETF (a)	863,951	21,443,264
Parametric Commodity Strategy - Class Institutional	641,653	4,254,159
Simplify Managed Futures Strategy ETF	563,943	15,373,086
SPDR Gold MiniShares Trust (b)	259,814	22,180,321
		198,341,620

Domestic Equity Funds - 18.1%
First Trust Long/Short Equity ETF/US (a)	397,468	28,216,254
iShares Future AI & Tech ETF (a)(b)	239,111	11,520,368
Vanguard Information Technology ETF (a)	17,135	12,916,020
		52,652,642

Domestic Fixed Income Funds - 11.3%
First Trust Low Duration Opportunities ETF (a)	298,412	14,917,616
iShares 7-10 Year Treasury Bond ETF (a)	110,592	10,634,526
Vanguard Short-Term Inflation-Protected Securities ETF (a)	146,906	7,265,971
		32,818,113
TOTAL INVESTMENT COMPANIES (Cost $286,255,155)		283,812,375

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (d)	19,419,618	19,419,618
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,419,618)		19,419,618

MONEY MARKET FUNDS - 2.5%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (d)	7,448,148	7,448,148
TOTAL MONEY MARKET FUNDS (Cost $7,448,148)		7,448,148

TOTAL INVESTMENTS - 106.7% (Cost $313,122,921)		310,680,141
Liabilities in Excess of Other Assets - (6.7)%		(19,621,747)
TOTAL NET ASSETS - 100.0%		$291,058,394

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $18,905,573.
(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.